Summary of significant accounting policies - Certain risks and concentrations (Details) - item	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable [Member]
Concentration Risk [Line Items]
Number of institutional cooperators	1	3
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Institutional Cooperator A
Concentration Risk [Line Items]
Concentration, risk percentage	14.00%	26.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Institutional Cooperator B
Concentration Risk [Line Items]
Concentration, risk percentage	10.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Institutional Cooperator C
Concentration Risk [Line Items]
Concentration, risk percentage		13.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Institutional Cooperator D
Concentration Risk [Line Items]
Concentration, risk percentage		15.60%
Total loans | Customer Concentration Risk [Member] | Institutional Cooperator A
Concentration Risk [Line Items]
Concentration, risk percentage	21.50%	29.60%
Total loans | Customer Concentration Risk [Member] | Institutional Cooperator B
Concentration Risk [Line Items]
Concentration, risk percentage	10.30%
Total loans | Customer Concentration Risk [Member] | Institutional Cooperator C
Concentration Risk [Line Items]
Concentration, risk percentage		12.30%
Deposits
Concentration Risk [Line Items]
Number of institutional cooperators	2	4
Deposits | Customer Concentration Risk [Member] | Institutional Cooperator B
Concentration Risk [Line Items]
Concentration, risk percentage		10.00%
Deposits | Customer Concentration Risk [Member] | Institutional Cooperator C
Concentration Risk [Line Items]
Concentration, risk percentage		20.10%
Deposits | Customer Concentration Risk [Member] | Institutional Cooperator D
Concentration Risk [Line Items]
Concentration, risk percentage		19.20%
Deposits | Customer Concentration Risk [Member] | Institutional Cooperator E
Concentration Risk [Line Items]
Concentration, risk percentage	11.90%
Deposits | Customer Concentration Risk [Member] | Institutional Cooperator F
Concentration Risk [Line Items]
Concentration, risk percentage	0.00%	10.70%